Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2024	2023
Computer software	$508	$903
Lab equipment(1)	11,157	11,392
Office furniture	267	267
Leasehold improvements	340	340
Construction in progress	—	13
	12,272	12,915
Less: accumulated depreciation and amortization(2)	(7,887)	(6,151)
	$4,385	$6,764
(1)	Lab equipment includes failed sale lease-back assets of $3.4 million as of December 31, 2024 and 2023. Lab equipment includes finance lease ROU assets of $3.2 million and $2.9 million, respectively, as of December 31, 2024 and 2023.
(2)	The accumulated amortization balance includes $1.5 million and $0.9 million, respectively, related to failed sale-leaseback assets as of December 31, 2024 and 2023. The accumulated amortization balance includes $2.3 million and $1.7 million, respectively, related to finance lease ROU assets as of December 31, 2024 and 2023.